Share Capital	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL

14. SHARE CAPITAL

	June 30, 2026		June 30, 2025
	Number of		Number of
	shares	Amount	shares	Amount
		RM		RM
Issued and fully paid ordinary shares
As at end of the year	1,765,256	23,308,795	1,765,256	23,308,795

On June 2, 2025, ARB IOT Group Limited effectuated a reverse share split of the Company’s issued and unissued ordinary shares at a ratio 1 for 15, with a new par value of USD0.0015 per share. This resulted in each fifteen ordinary shares outstanding being automatically combined and converted to one issued and outstanding ordinary share. Therefore, 26,437,500 issued ordinary shares were decreased to 1,765,256 ordinary shares

All comparative figures for number of shares and per-share data have been retrospectively adjusted to reflect the reverse share split. The total share capital remained unchanged. The number of shares outstanding at June 30, 2025 and 2026 reflects the reverse share split. The aggregate issued share capital remained unchanged.

Owners of the Company are entitled to receive dividends as and when declared by the Company and are entitled to one (1) vote per ordinary share at meetings of the Company. All ordinary shares rank pari passu with regard to the residual assets of the Company.